COMSTOCK FUNDS, INC.

                                  ANNUAL REPORT

                                 APRIL 30, 2002

TO OUR SHAREHOLDERS,

      In our view, we are still in the midst of a major bear market with significant downside risk. Despite a severe downturn, the market remains highly overvalued, the economy extremely fragile and investors too complacent. Early 2000 marked the peak of an historic financial bubble, and the economy and stock market are still trying to correct the serious imbalances built up during the late 1990s. In addition, the market is also vulnerable to the loss of confidence in accounting standards and the volatile and unpredictable geopolitical situation.

INVESTMENT PERFORMANCE

      For the year ended April 30, 2002, the Comstock Capital Value Fund's Class A, B, C and R shares posted total returns of 12.18%, 11.31%, 11.33% and 12.16%, respectively. The Comstock Capital Value Fund's performance was mainly due to individual company stock shorts and shorts of S&P 500 Index futures, which performed well in the past year's declining market. The Comstock Strategy Fund's Class O, A and C shares returned 2.19%, 1.95% and 1.61%, respectively, over the same twelve-month period. The Comstock Strategy Fund's performance was attributable to its holdings of U.S. Treasury Securities and S&P 500 Index puts. The Standard & Poor's ("S&P") 500 Index declined 12.62% while the Lehman Brothers Government/Corporate Bond ("LBG/C") Index rose 7.48%, over the same twelve-month period. Each index is an unmanaged indicator of investment performance. For the six-month period ended April 30, 2002, the Comstock Capital Value Fund's Class A, B, C and R shares declined 9.28%, 9.81%, 9.58% and 9.51%, respectively. The Comstock Strategy Fund's Class O, A and C shares declined 9.21%, 9.91% and 9.45%, respectively, over the same six-month period. The S&P 500 Index rose 2.31% while the LBG/C Index declined 0.99% over the same six-month period.

COMMENTARY

      The S&P 500 is currently selling at about 54 times trailing twelve-months reported earnings of $20, and 31 times the consensus 2002 estimate of $35. On a more generous basis we calculate "normalized" 2002 earnings at about $48. Even on this basis, however, the price-earnings ratio is still an expensive 23 times, compared to a long-term historical average of 15. If we apply this ratio to normalized earnings we get a fair value for the S&P 500 of about 720, which is 34% under the current level. Furthermore, stocks are just as overvalued if we use price-to-sales, price-to-book or dividend yields. All of these valuation metrics are shown on our website at www.comstockfunds.com.

      Some investors argue that the price-earnings ratio does not matter any more since we are now in a "new era" or that people will just go on buying stocks regardless of the high price-earnings multiple. We believe that value matters, both in concept and practice. Conceptually, shares of stock represent a fractional ownership in a real business. The only value of a business is its ability to provide a stream of income to its owners, the shareholders. The value of the shares is directly related to this ongoing stream of income. When the stock market becomes a casino where speculators are merely buying and selling pieces of paper, a collapse inevitably follows. In practice, the average price-earnings ratio over a long period of time has been about 15 with significant deviations from that average always resulting not only in a reversion to the mean, but beyond.

      In our view, the economic recovery is extremely fragile and can easily fall back into recession. What we are seeing now is the continuing after-effects of an historic economic and financial bubble that left over a number of fundamental imbalances that are yet to be corrected. These include excessive manufacturing overcapacity (particularly in technology), record consumer and corporate debt, an extremely low consumer savings rate and a dangerous U.S. balance of payments deficit. Widespread corporate misbehavior such as massive accounting problems, excessive management salaries at failed companies, and Wall Street research and investment banking conflicts are also typical of past bubble periods.

      The economy began to slow down in 2000, went into recession in March 2001 and was still declining at the time of the September 11 attack. Following the attack, economic activity came to a virtual halt and then began to bounce back, aided by a number of one-time events. These were zero-rate auto financing, heavy discounting on general merchandise, a big increase in the money supply, the 2001 tax rebates, heavy mortgage refinancing, an unusually warm winter, lower oil prices and recent tax refunds. All of this helped clean out excess inventories and resulted in a big inventory swing that was the main component of the strong first quarter Gross Domestic Product ("GDP") growth.

      Now these one-time temporary lifts are gone, and it is doubtful whether the economy can grow once the inventory swing ends. Consumer spending and housing starts have held up unusually well in the recession and therefore do not have the potential to make the usual strong contribution to economic recovery they have made in prior expansions. In order for the recovery to take hold and continue, corporate spending must come back strongly, and this looks highly doubtful. Corporations are suffering from excess capacity, lack of pricing power, narrow profit margins and record debt burdens. As a result, they are continuing to slash costs for labor, capital expenditures and general expenses. If anything, increasing layoffs can negatively impact consumer spending long before consumer spending leads to any kind of corporate rebound.

      We have already started to see signs that the recovery is beginning to falter. Weakness has either persisted or reappeared in initial unemployment claims, extended claims, layoffs, real weekly earnings, commodity prices, DRAM prices, consumer confidence and the leading indicators. Given the one-time nature of many of the factors that have aided the economy, this should be no surprise. It is also significant that so many corporate CEOs see few, if any, signs of recovery and continue to spend very cautiously. All in all it is no coincidence that the stock market is down 16 months after the Federal Reserve Board ("Fed") began to ease in January 2001. This is the first time that has happened since 1929.

      Another factor that makes us negative about the market is investor complacency. One of the hallmarks of a major market bottom is the prevalence of gloom and doom, and that's not the case today. Equity mutual funds usually maintain cash positions of more than 10% when they are gloomy, but have only 5% cash positions at this time. At market troughs less than 25% of investment advisors are bullish, compared to 52% at present. In addition, surveys show that Wall Street strategists are recommending record high percentage allocations to stocks while institutional portfolios also have near-record percentages in equities. These positions are much more typical of market tops than they are of bottoms.

WWW.GABELLI.COM

      Please visit us on the Internet. The Gabelli Funds' homepage at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                              WHO                    WHEN
                              ---                    ----
      Special Chats:          Mario J. Gabelli       First Monday of each month
                              Howard Ward            First Tuesday of each month

      In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                              JUNE                   JULY                      AUGUST
                              ----                   ----                      ------
      1st Wednesday           Henry Van der Eb       Ivan Arteaga              Susan Byrne
      2nd Wednesday           Caesar Bryan           Caesar Bryan              Charles Minter & Martin Weiner
      3rd Wednesday           Ivan Arteaga           Lynda Calkin              Walter Walsh & Laura Linehan
      4th Wednesday           Barbara Marcin         Henry Van der Eb          Barbara Marcin
      5th Wednesday                                  Barbara Marcin

      All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

      You may sign up for our HIGHLIGHTS e-mail newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

CONCLUSION

      In summary, we believe that a highly overvalued market is generously discounting a strong economic and earnings recovery that is not likely to occur, and that the risks are heavily on the downside. The Comstock Capital Value Fund is positioned to benefit from a continuing market downturn with a combination of index puts and shorts of individual stocks and index futures. The Comstock Strategy Fund also has a significant position in puts to benefit from a market decline, and both Funds have positions in long-term Treasury bonds and the Euro currency.

      The Fund's daily net asset value is available each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or through financial websites on the Internet. The Fund's Nasdaq symbols are on the following page. Please call us during the business day for further information.

                                             Sincerely,


                         /S/ Charles L. Minter                /S/ Martin Weiner
                         CHARLES L. MINTER                    MARTIN WEINER, CFA
                         Portfolio Manager                    Portfolio Manager
                         and Director                         and President

May 22, 2002

--------------------------------------------------------------------------------
  You may obtain current information about Comstock Strategy Fund and Comstock Capital Value Fund and its investment strategy through the internet web site WWW.COMSTOCKFUNDS.COM or call our telephone information line 1-800-GABELLI. Please save this information for future reference.
--------------------------------------------------------------------------------
NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2002+
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--COMSTOCK STRATEGY FUND CLASS O SHARES
--------------------------------------------------------------------------------

Class O Shares    S&P 500 Index     Lehman Govt/Corp Bond Index    Blended Index
5/26/88  9550     10000             10000                          10000
4/89     10824    12554             10858                          11452
4/90     12242    13879             11767                          12498
4/91     13302    16324             13513                          14475
4/92     14577    18615             14968                          16199
4/93     15409    21334             17139                          18249
4/94     16970    21416             17336                          18726
4/95     17375    25156             18536                          20712
4/96     17837    32756             20139                          24066
4/97     16972    40989             21492                          27235
4/98     14446    57823             23927                          33154
4/99     12811    70441             25430                          37040
4/00     10973    77577             25672                          38582
4/01     11857    67515             28781                          39868
4/02     12117    58995             30934                          40045
--------------------------------------------------------------------------------

                                                                                                    SINCE FUND'S
COMSTOCK STRATEGY FUND (A)                              ONE YEAR     FIVE YEARS    TEN YEARS       INCEPTION (5/26/88)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS O (CPSFX)
  Without sales charge...........................         2.19%        (6.52)%       (1.83)%            1.72%
  With sales charge (e)..........................        (2.41)%       (7.37)%       (2.28)%            1.39%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A (CPFAX)
  Without sales charge...........................         1.95%        (6.76)%       (2.13)%            1.52%
  With sales charge (e)..........................        (2.63)%       (7.62)%       (2.58)%            1.19%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPFCX)
  Without contingent deferred sales charge.......         1.61%        (7.34)%       (2.56)%            1.20%
  With contingent deferred sales charge (f)......         0.61%        (7.34)%       (2.56)%            1.20%
------------------------------------------------------------------------------------------------------------------------------------

  (a) Total return prior to 8/01/91 reflects performance of the Fund as a closed-end fund; as an open-end fund the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Because Class A shares and Class C shares were not actually introduced until 7/15/92 and 8/01/95, respectively, total return for the period prior to the introduction of each such class (i) reflects the performance information for Class O shares and Class A shares, as appropriate (ii) does not reflect service and distribution fees borne by Class A shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the Investment Adviser of the Fund on May 23, 2000.
  (b) This unmanaged broad-based index is comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
  (c) This unmanaged broad-based index is comprised of U.S. Government Agency and Treasury securities and investment grade corporate debt. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
  (d) The blended index contains 65% of the Lehman Brothers Govt./Corp. Bond Index and 35% of the S&P 500 Index.
  (e) Assuming maximum initial sales charge of 4.5%.
  (f) Assuming payment of the maximum contingent deferred sales charge (CDSC).
      A CDSC of 1% is imposed on redemptions made within one year of purchase.
  + Past performance is no guarantee of future results.Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED APRIL 30, 2002+
--------------------------------------------------------------------------------

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--COMSTOCK CAPITAL VALUE FUND CLASS A SHARES
--------------------------------------------------------------------------------
              Class A Shares*   S&P 500 Index***
10/10/85       9550               10000
4/86          13363               13223
4/87          15145               16728
4/88          17449               15641
4/89          19472               19221
4/90          22348               21243
4/91          22979               24978
4/92          23817               28475
4/93          24323               31100
4/94          24294               32752
4/95          23924               38464
4/96          23591               50068
4/97          20531               62646
4/98          14067               88371
4/99          10438              107661
4/00          8277               118567
4/01          10862              103189
4/02          12185               90167
--------------------------------------------------------------------------------

                                                                                     SINCE POLICY        SINCE FUND'S
COMSTOCK CAPITAL VALUE FUND (A)                    ONE YEAR   FIVE YEARS    TEN YEARS INCEPTION (C)   INCEPTION (10/10/85)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A (DRCVX)
  Without sales charge....................          12.18%      (9.91)%      (6.48)%    (1.44)%           1.48%
  With sales charge (d)...................           7.13%     (10.74)%      (6.91)%    (1.74)%           1.20%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B (DCVBX)
  Without contingent deferred sales charge          11.31%     (10.65)%      (7.21)%    (1.95)%           1.00%
  With contingent deferred sales charge (e)          7.31%     (10.92)%      (7.21)%    (1.95)%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C (CPCCX)
  Without contingent deferred sales charge          11.33%     (10.57)%      (7.15)%    (1.91)%           1.04%
  With contingent deferred sales charge (f)         10.33%     (10.57)%      (7.15)%    (1.91)%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
 CLASS R (CPCRX) .........................          12.16%      (9.66)%      (6.31)%    (1.32)%           1.59%
------------------------------------------------------------------------------------------------------------------------------------

  (a) The total return is based upon a hypothetical investment in Class A shares at the Fund's inception on 10/10/85. Because Class B shares were not actually introduced until 1/15/93 and Class C shares and Class R shares were not actually introduced until 8/22/95, total return for the period prior to the introduction of each such class (i) in the case of Class B shares and Class R shares, reflects the performance information for Class A shares (ii) in the case of Class C shares, reflects the performance information for Class A shares and Class B shares, as appropriate and (iii) in the case of Class B shares and Class C shares, does not reflect higher service and distribution fees and certain administrative expenses borne by Class B shares and Class C shares, which, if reflected, would reduce the total return presented. Total return assumes the reinvestment of dividends and capital gains distributions. Gabelli Funds, LLC became the Investment Adviser of the Fund on May 23, 2000.
  (b) This unmanaged broad-based index is comprised of common stocks. The index does not reflect the deduction of sales charges and expenses that are borne by mutual fund investors.
  (c) On April 28, 1987, Comstock Partners, Inc., the Capital Value Fund's previous Investment Adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
  (d) Assuming maximum initial sales charge of 4.5%.
  (e) Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4% and is reduced to 0% after six years.
  (f) Assuming payment of the maximum contingent deferred sales charge (CDSC).
      A CDSC of 1% is imposed on redemptions made within one year of purchase.
  + Past performance is no guarantee of future results. Investment returns and the principal value of an investment will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. The prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2002

--------------------------------------------------------------------------------
 PRINCIPAL                                                             MARKET
  AMOUNT                                         COST                   VALUE
 -------                                         ----                  ------
              U.S. GOVERNMENT OBLIGATIONS -- 92.0%
              U.S. TREASURY BILLS -- 58.1%
 $23,864,000  U.S. Treasury Bills,
               1.625% to 1.725%++,
               05/02/02 to 05/23/02 .......  $23,844,066            $23,843,504
                                             -----------            -----------
              U.S. TREASURY BONDS -- 19.9%
   7,981,000  U.S. Treasury Bonds,
               5.375% to 6.250%,
               05/15/30 to 02/15/31 .......    8,322,291              8,153,789
                                             -----------            -----------
              U.S. TREASURY NOTE -- 14.0%
   5,400,000  U.S. Treasury Note,
               6.000%, 08/15/09 ...........    5,250,528              5,751,005
                                             -----------            -----------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ................   37,416,885             37,748,298
                                             -----------            -----------
              TOTAL
               INVESTMENTS -- 92.0% ........ $37,416,885             37,748,298
                                             ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 8.0% .........................     3,288,358
                                                                    -----------
              NET ASSETS -- 100.0% ...............................  $41,036,656
                                                                    ===========

      NUMBER OF                            EXPIRATION DATE/              MARKET
      CONTRACTS     ISSUE                  EXERCISE PRICE                 VALUE
      ---------  ----------                ----------------              ------
                 PUT OPTIONS PURCHASED
        445      S & P 500 Index ........   Jun. 02/900              $   89,000
        200      S & P 500 Index ........   Jun. 02/995                 174,000
        435      S & P 500 Index ........   Sep. 02/875                 291,450
        165      S & P 500 Index ........   Sep. 02/995                 374,550
        140      S & P 500 Index ........   Dec. 02/900                 215,600
        125      S & P 500 Index ........   Dec. 02/995                 417,500
        190      S & P 500 Index ........   Dec. 02/1050                969,000
        165      S & P 500 Index ........   Mar. 03/995                 686,400
                                                                     ----------
    Total Put Options Purchased (Cost $6,996,245)                    $3,217,500
                                                                     ==========

                                                                     UNREALIZED
    PRINCIPAL                         SETTLEMENT                  APPRECIATION/
     AMOUNT                              DATE                      DEPRECIATION
    --------                          ----------                  -------------
              FORWARD FOREIGN EXCHANGE CONTRACTS
              Deliver European Currency
                Units in exchange for:
  3,150,000(a)  USD 2,749,383 ......  06/18/02                      $    81,347
                                                                     ==========

--------------------
++    Represents annualized yield at date of purchase.
(a)   Principal Amount denoted in Euros.
USD - U.S. Dollars.

                See accompanying notes to financial statements.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- APRIL 30, 2002
--------------------------------------------------------------------------------

                                                                        MARKET
  SHARES                                                   COST         VALUE
  -------                                                  ----         ------
              COMMON STOCKS -- 0.1%
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
         700  Microsoft Corp.+ .....................  $    36,702   $    36,582
                                                      -----------   -----------
  PRINCIPAL
   AMOUNT
  --------
              U.S. GOVERNMENT OBLIGATIONS -- 91.7%
              U.S. TREASURY BILLS -- 83.6%
 $55,061,000  U.S. Treasury Bills,
               1.620% to 1.760%++,
               05/02/02 to 07/11/02 ................   55,036,172    55,036,199
                                                      -----------   -----------
              U.S. TREASURY BOND -- 8.1%
   5,000,000  U.S. Treasury Bond,
               6.250%, 05/15/30(a) .................    5,422,810     5,372,270
                                                      -----------   -----------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........................   60,458,982    60,408,469
                                                      -----------   -----------
              TOTAL
               INVESTMENTS -- 91.8% ................. $60,495,684    60,445,051
                                                      ===========
              OTHER ASSETS AND
               LIABILITIES (NET) -- 8.2% ........................     5,421,043
                                                                    -----------
              NET ASSETS -- 100.0% ..............................   $65,866,094
                                                                    ===========
SECURITIES SOLD SHORT -- (25.8%)
                                                                       MARKET
COMMON STOCKS                            SHARES       PROCEEDS          VALUE
-------------                            ------       --------        ---------
    Acxiom Corp.+ .................     12,000      $  179,994       $  199,560
    Analog Devices Inc.+ ..........     18,000         675,170          665,280
    Applied Materials Inc.+ .......     26,000         667,756          632,320
    Biotech HOLDRs Trust
      Depository Receipts .........      4,000         404,846          399,600
    Broadcom Corp., Cl. A+ ........     18,500         665,844          638,250
    Brooks Automation Inc.+ .......     13,000         531,559          463,450
    CDW Computer Centers Inc.+ ....     12,000         606,951          657,600
    Chiron Corp.+ .................     14,000         584,613          566,580
    Cisco Systems Inc.+ ...........      7,300         124,826          106,945
    Disney (Walt) Co. .............     10,000         189,286          231,800
    Intel Corp. ...................     23,000         681,802          658,030
    International Business
      Machines Corp. ..............      4,700         399,535          393,672
    KLA  - Tencor Corp.+ ..........     10,000         636,981          589,700
    Krispy Kreme Doughnuts Inc.+ ..     15,000         552,202          572,700
    Linear Technology Corp. .......     17,000         648,394          660,620
    LTX Corp.+ ....................     30,000         624,095          636,300
    Manugistics Group Inc.+ .......     30,000         562,840          472,800
    Maxim Integrated
      Products Inc.+ ..............      9,600         505,680          478,080

SECURITIES SOLD SHORT (CONTINUED)
                                                                         MARKET
COMMON STOCKS                            SHARES       PROCEEDS            VALUE
------------                             ------      ---------           ------
    Merrill Lynch & Co. Inc. ......      7,000        $291,680         $293,580
    Micron Technology Inc.+ .......      9,000         181,994          213,300
    Microsoft Corp+ ...............      9,000         468,847          470,340
    Nasdaq-100 Index
      Tracking Stock+ .............     18,000         565,194          571,140
    Newport Corp.+ ................     28,000         574,078          574,280
    PeopleSoft Inc.+ ..............     14,000         351,943          324,380
    Polycom Inc.+ .................     15,000         289,065          309,300
    QLogic Corp.+ .................     16,000         674,640          731,360
    Quest Software Inc.+ ..........     50,000         615,016          650,000
    Schwab (Charles) Corp. ........     12,000         152,515          136,680
    Semtech Corp.+ ................     20,000         623,397          639,600
    Siebel Systems Inc.+ ..........     10,000         221,793          241,900
    Silicon Laboratories Inc.+ ....     22,000         627,560          650,320
    Stilwell Financial Inc. .......     16,000         348,628          341,760
    Texas Instruments Inc. ........     20,000         517,992          618,600
    The Home Depot Inc. ...........      9,000         422,626          417,330
    VERITAS Software Corp.+ .......     15,000         392,747          425,100
    Xilinx Inc.+ ..................     10,000         280,508          377,600
                                                     ---------        ---------
    TOTAL SECURITIES
      SOLD SHORT                                   $16,842,597      $17,009,857
                                                   ===========      ===========
    NUMBER OF                      EXPIRATION DATE/ MARKET
    CONTRACTS    ISSUE              EXERCISE PRICE   VALUE
    --------     ----                ------------ ---------
                 PUT OPTIONS PURCHASED
        229      S & P 500 Index ..............  Jun. 02/995        $   199,230
        134      S & P 500 Index ..............  Sep. 02/950            192,960
        205      S & P 500 Index ..............  Sep. 02/995            465,350
        350      S & P 500 Index ..............  Dec. 02/995          1,169,000
        190      S & P 500 Index .............. Dec. 02/1050            969,000
        255      S & P 500 Index ..............  Mar. 03/995          1,060,800
                                                                      ---------
                 Total Put Options Purchased (Cost $4,336,859)      $ 4,056,340
                                                                     ==========

                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                                 (DEPRECIATION)
                                                                  ------------
                 FUTURES CONTRACTS -- SHORT POSITION

         70      S & P 500 Index Futures ......      06/21/02       $ 1,498,000
                                                                    ===========

                 FUTURES CONTRACTS -- LONG POSITION
         28      Euro Futures .................      06/17/02       $    91,000
                                                                    ===========
--------------------
+   Non-income  producing  security.
++  Represents  annualized  yield at date of purchase.
(a) At April 30, 2002, $1,600,000 principal amount was pledged as collateral for futures contracts.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002

--------------------------------------------------------------------------------

                                                                                           STRATEGY      CAPITAL VALUE
                                                                                             FUND            FUND
                                                                                         ------------    -------------
ASSETS:
   Investments at value (Cost $37,416,885 and $60,495,684, respectively).............    $ 37,748,298    $ 60,445,051
   Put options purchased (Cost $6,996,245 and $4,336,859, respectively)..............       3,217,500       4,056,340
   Receivable for investments sold...................................................              --      23,056,402
   Receivable for Fund shares sold...................................................          10,046         180,664
   Interest receivable...............................................................         226,791         152,465
   Prepaid expenses..................................................................           3,825           6,015
   Cash..............................................................................           1,501           1,053
   Net unrealized appreciation on forward foreign exchange contracts ................          81,347              --
                                                                                         ------------    ------------
   TOTAL ASSETS......................................................................      41,289,308      87,897,990
                                                                                         ------------    ------------
LIABILITIES:
   Securities sold short (proceeds $16,842,597)......................................              --      17,009,857
   Payable for investment purchased..................................................              --       4,525,234
   Variation margin payable..........................................................              --         224,700
   Payable for Fund shares redeemed..................................................          45,649          76,694
   Payable for investment advisory fees..............................................          44,294          61,718
   Payable for distribution fees.....................................................           4,284          34,988
   Dividends payable on securities sold short........................................              --             425
   Other accrued expenses............................................................         158,425          98,280
                                                                                         ------------    ------------
   TOTAL LIABILITIES.................................................................         252,652      22,031,896
                                                                                         ------------    ------------
   NET ASSETS........................................................................    $ 41,036,656    $ 65,866,094
                                                                                         ============    ============
NET ASSETS CONSIST OF:
   Paid in capital...................................................................    $130,905,611    $253,665,726
   Accumulated undistributed net investment income...................................          35,119         666,022
   Accumulated net realized loss on investments, foreign currency,
     put options, futures and securities sold short..................................     (86,538,089)   (189,556,242)
   Net unrealized appreciation/depreciation on securities sold short.................              --        (167,260)
   Net unrealized appreciation/depreciation on investments, foreign currency,
     put options and futures transactions............................................      (3,365,985)      1,257,848
                                                                                         ------------    ------------
   NET ASSETS........................................................................    $ 41,036,656    $ 65,866,094
                                                                                         ============    ============
SHARES OF COMMON STOCK OUTSTANDING:
   CLASS O:
     Net Asset Value, offering and redemption price per share ($20,460,346 / 4,902,188 shares
       outstanding)..................................................................           $4.17
                                                                                                =====
   CLASS A:
     Net Asset Value and redemption price per share ($20,472,109 / 4,906,865 shares
       outstanding and $47,546,667 / 13,249,130 shares outstanding, respectively)....           $4.17           $3.59
                                                                                                =====           =====
     Maximum offering price per share (NAV / 0.955 based on maximum sales charge of 4.50%
       of the offering price at April 30, 2002)......................................           $4.37           $3.76
                                                                                                =====           =====
   CLASS B:
     Net Asset Value and offering price per share ($12,842,547 / 3,593,816 shares outstanding)
                                                                                                                $3.57(a)
                                                                                                                =====
  CLASS C:
     Net Asset Value and offering price per share ($104,201 / 24,744 shares outstanding and
       $5,468,031 / 1,595,021 shares outstanding, respectively)......................           $4.21(a)        $3.43(a)
                                                                                                =====           =====
   CLASS R:
     Net Asset Value, offering and redemption price per share ($8,849 / 2,475 shares
       outstanding)..................................................................                           $3.58
                                                                                                                =====
  --------------------------------

(a) Redemption price varies based on length of time held.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2002

--------------------------------------------------------------------------------

                                                                                            STRATEGY      CAPITAL VALUE
                                                                                              FUND            FUND
                                                                                            ---------     --------------
INVESTMENT INCOME:
   Interest..........................................................................     $ 1,846,561     $ 1,865,963
                                                                                          -----------     -----------
   TOTAL INVESTMENT INCOME...........................................................       1,846,561       1,865,963
                                                                                          -----------     -----------
EXPENSES:
   Investment advisory fees..........................................................         339,039         553,080
   Distribution fees.................................................................          44,762         252,915
   Shareholder services fees.........................................................         160,260         131,701
   Legal and audit fees..............................................................          66,023          65,863
   Dividends on securities sold short................................................              --          55,731
   Registration fees.................................................................          24,500          50,053
   Shareholder communications expenses...............................................          32,582          35,232
   Directors' fees...................................................................          18,974          12,212
   Custodian fees....................................................................           9,731           5,310
   Miscellaneous expenses............................................................          18,408          27,654
                                                                                          -----------     -----------
   TOTAL EXPENSES....................................................................         714,279       1,189,751
   LESS:
     Expense reimbursements..........................................................              --        (105,085)
                                                                                          -----------     -----------
   TOTAL NET EXPENSES................................................................         714,279       1,084,666
                                                                                          -----------     -----------
NET INVESTMENT INCOME................................................................       1,132,282         781,297
                                                                                          -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY,
   PUT OPTIONS, SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS:
   Net realized gain (loss) on investments, foreign currency,
     put options and futures transactions............................................       1,896,581       2,707,586
   Net realized gain (loss) on securities sold short transactions....................              --       1,020,869
   Net increase (decrease) in unrealized appreciation/depreciation on investments,
     foreign currency, put options and futures transactions..........................      (4,487,293)       (113,017)
   Net increase (decrease) in unrealized appreciation/depreciation on securities sold short        --         768,253
                                                                                          -----------     -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY,
     PUT OPTIONS, SECURITIES SOLD SHORT AND FUTURES TRANSACTIONS.....................      (2,590,712)      4,383,691
                                                                                          -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................     $(1,458,430)    $ 5,164,988
                                                                                          ===========     ===========

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          STRATEGY FUND                   CAPITAL VALUE FUND
                                                                 ------------------------------    -------------------------------
                                                                    YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                 APRIL 30, 2002   APRIL 30, 2001   APRIL 30, 2002   APRIL 30, 2001
                                                                 --------------  --------------    --------------   --------------
OPERATIONS:
   Net investment income............................                $ 1,132,282     $   989,488     $   781,297     $ 2,095,146
   Net realized gain (loss) on investments, foreign currency,
     put options and futures transactions...........                  1,896,581      (1,411,794)      2,707,586         (48,660)
   Net realized gain (loss) on securities sold short                         --              --       1,020,869       6,375,934
   Net increase (decrease) in unrealized appreciation/
     depreciation on investments, foreign currency, put
     options and futures transactions...............                 (4,487,293)      2,405,231        (113,017)      2,619,216
   Net increase (decrease) in unrealized appreciation/
     depreciation on securities sold short..........                         --              --         768,253      (1,795,988)
                                                                    -----------     -----------     -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS................................                 (1,458,430)      1,982,925       5,164,988       9,245,648
                                                                    -----------     -----------     -----------     -----------
DIVIDENDS TO SHAREHOLDERS:

   Net investment income
     Class O........................................                   (643,705)       (943,357)             --              --
     Class A........................................                   (428,130)       (110,467)     (1,497,378)     (1,909,889)
     Class B........................................                         --              --        (453,545)       (458,717)
     Class C........................................                     (3,156)         (4,855)       (160,983)       (145,537)
     Class R........................................                         --              --            (552)           (125)
                                                                    -----------     -----------     -----------     -----------
   TOTAL DIVIDENDS TO SHAREHOLDERS..................                 (1,074,991)     (1,058,679)     (2,112,458)     (2,514,268)
                                                                    -----------     -----------     -----------     -----------
CAPITAL STOCK TRANSACTIONS:
   Proceeds from shares sold:
     Class A........................................                 34,838,026         624,520      38,791,970       7,899,653
     Class B........................................                         --              --       9,932,228       3,021,330
     Class C........................................                     96,228          83,814       3,538,794       2,512,095
     Class R........................................                         --              --          45,962          53,450
                                                                    -----------     -----------     -----------     -----------
                                                                     34,934,254         708,334      52,308,954      13,486,528
                                                                    -----------     -----------     -----------     -----------
   Proceeds from reinvestment of dividends:
     Class O........................................                    363,506         612,405              --              --
     Class A........................................                    388,045          46,265       1,026,323       1,380,566
     Class B........................................                         --              --         335,722         259,227
     Class C........................................                      1,688           2,349         106,945          90,438
     Class R........................................                         --              --             549              99
                                                                    -----------     -----------     -----------     -----------
                                                                        753,239         661,019       1,469,539       1,730,330
                                                                    -----------     -----------     -----------     -----------
   Cost of shares redeemed:
     Class O........................................                 (2,887,156)     (6,242,369)             --              --
     Class A........................................                (15,128,683)     (1,713,502)    (28,245,271)    (19,435,618)
     Class B........................................                         --              --      (6,716,798)     (4,064,409)
     Class C........................................                   (148,004)       (146,182)     (2,322,000)     (1,449,390)
     Class R........................................                        --               --         (94,236)         (4,101)
                                                                    -----------     -----------     -----------     -----------
                                                                    (18,163,843)     (8,102,053)    (37,378,305)    (24,953,518)
                                                                    -----------     -----------     -----------     -----------
   Net increase (decrease) in net assets
     from capital stock transactions................                 17,523,650      (6,732,700)     16,400,188      (9,736,660)
                                                                    -----------     -----------     -----------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS............                 14,990,229      (5,808,454)     19,452,718      (3,005,280)

NET ASSETS:
   Beginning of period..............................                 26,046,427      31,854,881      46,413,376      49,418,656
                                                                    -----------     -----------     -----------     -----------
   End of period....................................                $41,036,656     $26,046,427     $65,866,094     $46,413,376
                                                                    ===========     ===========     ===========     ===========
   Undistributed net investment income..............                $    35,119     $    50,861     $   666,022     $ 2,095,157
                                                                    ===========     ===========     ===========     ===========

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. Comstock Funds, Inc. (the "Company"), formerly known as Comstock Partners Funds, Inc., is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company offering shares in two separate portfolios: Comstock Strategy Fund (the "Strategy Fund") and Comstock Capital Value Fund (the "Capital Value Fund") (each a "Fund" and collectively the "Funds"). The Company accounts separately for the assets, liabilities and operations of each Fund. The Strategy Fund is a non-diversified portfolio with an investment objective to maximize total return over the long-term investment horizon by investing primarily in a portfolio of debt securities. The Capital Value Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income. The Strategy Fund offers Class A and Class C shares. Class O shares are no longer offered for sale except for reinvestment of dividends. The Capital Value Fund offers Class A, Class B, Class C, and Class R shares.

Each Class O, Class A and Class C share of the Strategy Fund and each Class A, Class B, Class C, and

Class R share of the Capital Value Fund represents an interest in the Strategy Fund or the Capital Value Fund, as the case may be, in proportion to its net asset value, and has identical rights except that Class A, B, and C shares of the Funds bear fees and expenses on an ongoing basis pursuant to the Funds' Class A, Class B, and Class C Service and Distribution Plans, respectively, and Class B and Class C shares bear additional incremental shareholder administrative expenses resulting from deferred sales charge arrangements. In addition, only the holders of Class A, Class B, and Class C shares have voting rights with respect to matters pertaining to the Class A, Class B, and Class C Service and Distribution Plans, respectively. Class A shares of each Fund are subject to a sales charge imposed at the time of purchase and in certain cases, contingent deferred sales charges. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within six years of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors and certain retirement plans. Class O shares are no longer offered for sale except for reinvestment of dividends.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last bid price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. A Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. Each Fund may purchase or write call or put options on securities or indices. As a writer of put options, a Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. A Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. A Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, a Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, a Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, a Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

FUTURES CONTRACTS. Each Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Capital Value Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Funds may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds. The tax character of the distributions paid during the fiscal year ended April 30, 2002 were the same.

For the year ended April 30, 2002, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to paid in capital. These reclassifications related to expired capital loss carryforwards and foreign currency transactions and have no impact on total net assets.

                                                                                                 ACCUMULATED REALIZED
                                                                                                 LOSS ON INVESTMENTS,
                                                             ACCUMULATED UNDISTRIBUTED      FOREIGN CURRENCY, PUT OPTIONS,
                                                               NET INVESTMENT INCOME       FUTURES AND SECURITIES SOLD SHORT
                                                             -------------------------     ---------------------------------
                  Comstock Strategy Fund .....................         $(73,033)                   $    73,032
                  Comstock Capital Value Fund ................          (97,974)                    47,042,297

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

As of April 30, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                            STRATEGY FUND                  CAPITAL VALUE FUND
                                                                            -------------                  ------------------
                  Undistributed ordinary income (loss) ..............       $    116,466                       $      757,022
                  Accumulated capital loss carryforwards
                    and other losses** ..............................        (90,316,834)                        (188,338,761)
                  Unrealized appreciation (depreciation) ............         (3,365,985)                           1,090,588
                                                                            ------------                       --------------
                  Total accumulated earnings (deficit) ..............       $(93,566,353)                      $ (186,491,151)
                                                                            ============                       ==============

**Please refer to Note 7 on Capital Loss Carryforwards. In addition, the Strategy Fund and Capital Value Fund have post-October deferrals of $4,550,007 and $5,502,653, respectively.

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

3. INVESTMENT ADVISORY AGREEMENTS. Gabelli Funds, LLC serves as Investment Adviser (the "Adviser") and Administrator for both Funds effective May 23, 2000. As compensation for services and related expenses, the Strategy Fund and Capital Value Fund pays the Adviser an annual fee of 0.85% and 1.00%, respectively, of the Fund's daily average net assets, computed daily and payable monthly. The Adviser has agreed to waive a portion of their fee for the Strategy Fund and the Capital Value Fund until May 22, 2002, to the extent necessary, in order to maintain each Fund's expense ratio achieved during 1999 (other than extraordinary expenses) based on asset levels as of May 22, 2000. For the year ended April 30, 2002, the Adviser waived fees of $105,085 for the Capital Value Fund.

4. DISTRIBUTION PLAN. The Funds' Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the year ended April 30, 2002, the Capital Value Fund incurred distribution costs of $99,929, $106,907 and $46,079 for Class A, Class B and Class C shares, respectively, and the Strategy Fund incurred distribution costs of $43,103 and $1,659 for Class A and Class C shares, respectively, payable to Gabelli and Company, Inc., an affiliate of the Adviser.


5. PORTFOLIO SECURITIES: Purchases and sales of securities for the year ended April 30, 2002, other than short-term securities, were as follows:

                                                                            PURCHASES                             SALES
                                                                           -------------                      --------------
Strategy Fund: .....................................................       $   3,984,110                      $   13,044,000
                                                                           =============                      ==============
Capital Value Fund:
   Long transactions ...............................................       $      36,702                      $           --
   Short sale transactions .........................................          29,813,136                          36,459,915
                                                                           -------------                      --------------
                                                                           $  29,849,838                      $   36,459,915
                                                                           =============                      ==============

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:
                                                                       STRATEGY FUND                       CAPITAL VALUE FUND
                                                              ---------------------------------    ---------------------------------
                                                               YEAR ENDED         YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                              APRIL 30, 2002     APRIL 30, 2001    APRIL 30, 2002     APRIL 30, 2001
                                                              --------------     --------------    --------------     --------------
CLASS O:
Shares issued upon reinvestment of dividends........               84,763            152,134
Shares redeemed.....................................             (673,575)        (1,557,452)
                                                               ----------         ----------
   Net increase (decrease) in Class O shares........             (588,812)        (1,405,318)
                                                               ==========         ==========
CLASS A:
Shares sold.........................................            7,614,865            157,457        10,568,685          2,412,131
Shares issued upon reinvestment of dividends........               89,488             11,428           299,220            471,782
Shares redeemed.....................................           (3,473,778)          (430,592)       (7,760,430)        (7,143,344)
                                                               ----------         ----------        ----------         ----------
   Net increase (decrease) in Class A shares........            4,230,575           (261,707)        3,107,475         (4,259,431)
                                                               ==========         ==========        ==========         ==========
CLASS B:
Shares sold.........................................                                                 2,707,255          1,014,714
Shares issued upon reinvestment of dividends........                                                    97,878             87,576
Shares redeemed.....................................                                                (1,804,705)        (1,432,053)
                                                                                                    ----------         ----------
   Net increase (decrease) in Class B shares........                                                 1,000,428           (329,763)
                                                                                                    ----------         ----------
CLASS C:
Shares sold.........................................               20,970             18,317         1,016,458            738,774
Shares issued upon reinvestment of dividends........                  355                578            32,506             31,957
Shares redeemed.....................................              (33,818)           (33,872)         (666,049)          (466,045)
                                                               ----------         ----------        ----------         ----------
   Net increase (decrease) in Class C shares........              (12,493)           (14,977)          382,915            304,686
                                                               ==========         ==========        ==========         ==========
CLASS R:
Shares sold.........................................                                                    12,811             14,238
Shares issued upon reinvestment of dividends........                                                       161                 34
Shares redeemed.....................................                                                   (24,902)            (1,486)
                                                                                                    ----------         ----------
   Net increase (decrease) in Class R shares........                                                   (11,930)            12,786
                                                                                                    ==========         ==========

COMSTOCK FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

 7. FEDERAL INCOME TAX INFORMATION. The following summarizes the amount of capital loss carryforwards and expiration date for each Fund at April 30, 2002:

                EXPIRING IN FISCAL YEAR            STRATEGY FUND                    CAPITAL VALUE FUND
                -----------------------            -------------                    ------------------
                        2003                         $        --                       $  9,144,927
                        2004                          10,307,385                         15,768,731
                        2005                          14,912,760                         14,168,996
                        2006                          14,076,373                         57,496,622
                        2007                          26,257,347                         48,938,064
                        2008                          15,186,640                         36,909,064
                        2009                           5,026,316                            409,704
                                                     -----------                       ------------
                                                     $85,766,821                       $182,836,108
                                                     ===========                       ============

As of April 30, 2002,  the cost of  investments  of each Fund for Federal income tax  purposes was  substantially  the same as the cost for  financial  reporting
purposes.   The   following   summarizes   the   net   unrealized   appreciation
(depreciation) on investments,  put options purchased,  futures transactions and short sale transactions for each Fund at April 30, 2002:

                                             GROSS                     GROSS
                                          UNREALIZED                UNREALIZED
                                         APPRECIATION              DEPRECIATION                      NET
                                         ------------              ------------                  -----------
Comstock Strategy Fund                    $  581,825               $(3,947,810)                  $(3,365,985)
Comstock Capital Value Fund                2,691,399                (1,600,811)                    1,090,588

8. TRANSACTIONS WITH AFFILIATES. During the year ended April 30, 2002, Gabelli &
Company, Inc. informed the Funds that it received $5,069 from investors representing commissions (sales charges and underwriting fees) on sales of Fund shares.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                                 --------------------------------------       ---------------------------
                                                  Net
                  Net Asset                    Realized and      Total
  Period            Value,          Net        Unrealized        from             Net
   Ended          Beginning      Investment    Gain (Loss) on  Investment     Investment       Total
 April 30         of Period      Income(a)     Investments     Operations       Income      Distributions
---------         ---------      ---------     ------------    ----------      ---------    -------------
STRATEGY FUND
CLASS O
   2002            $4.20          $0.13         $(0.04)         $0.09          $(0.12)        $(0.12)
   2001(c)          4.04           0.15           0.17           0.32           (0.16)         (0.16)
   2000             4.94           0.20          (0.90)         (0.70)          (0.20)         (0.20)
   1999             6.06           0.30          (0.94)         (0.64)          (0.48)         (0.48)
   1998             7.77           0.43          (1.54)         (1.11)          (0.60)         (0.60)
CLASS A
   2002            $4.20          $0.11         $(0.03)         $0.08          $(0.11)        $(0.11)
   2001(c)          4.04           0.14           0.17           0.31           (0.15)         (0.15)
   2000             4.94           0.19          (0.90)         (0.71)          (0.19)         (0.19)
   1999             6.06           0.29          (0.95)         (0.66)          (0.46)         (0.46)
   1998             7.77           0.42          (1.55)         (1.13)          (0.58)         (0.58)
CLASS C
   2002            $4.22          $0.09         $(0.02)         $0.07          $(0.08)        $(0.08)
   2001(c)          4.06           0.11           0.16           0.27           (0.11)         (0.11)
   2000             4.94           0.15          (0.88)         (0.73)          (0.15)         (0.15)
   1999             6.06           0.26          (0.97)         (0.71)          (0.41)         (0.41)
   1998             7.74           0.37          (1.54)         (1.17)          (0.51)         (0.51)

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                              -------------------------------------------------------
                                                                                             Decrease
                                                                 Net                       Reflected in
                   Net Asset                  Net Assets      Investment      Operating    Expense Ratio
  Period            Value,                      End of        Income to     Expenses to       Due to       Portfolio
   Ended           End of         Total         Period         Average       Average Net   Administrative   Turnover
 April 30          Period       Return(b)     (in 000's)      Net Assets        Assets       Fee Waiver       Rate
  ------------     ------       ---------     ----------     --------------   ----------   --------------  ----------
STRATEGY FUND
CLASS O
   2002            $4.17           2.19%       $20,460           3.06%           1.75%           --           16%
   2001(c)          4.20           8.05         23,051           3.32            2.02            --           61
   2000             4.04         (14.35)        27,854           4.55            2.23            --          112
   1999             4.94         (11.32)        45,803           5.29            1.49            0.14%       130
   1998             6.06         (14.88)        71,692           6.01            1.31            0.01        227
CLASS A
   2002            $4.17           1.95%       $20,472           2.56%           1.83%           --           16%
   2001(c)          4.20           7.77          2,838           3.57            2.27            --           61
   2000             4.04         (14.58)         3,789           4.28            2.46            --          112
   1999             4.94         (11.56)         7,858           5.05            1.75            0.14%       130
   1998             6.06         (15.11)        17,871           5.79            1.55            0.01        227
CLASS C
   2002            $4.21           1.61%          $104           2.04%           2.73%           --           16%
   2001(c)          4.22           6.90            157           2.57            3.02            --           61
   2000             4.06         (14.89)           212           3.51            3.16            --          112
   1999             4.94         (12.42)           710           4.14            2.48            0.14%       130
   1998             6.06         (15.61)         1,780           5.08            2.29            0.01        227

-------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the fund. Prior to May 23, 2000, Comstock Partners Inc.
    was the investment adviser for the fund.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                    INCOME FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                                 ----------------------------------------     -----------------------------------------
                                                  Net
                  Net Asset                    Realized and      Total                                          Net Asset
  Period            Value,          Net        Unrealized        from             Net                            Value,
   Ended          Beginning      Investment    Gain (Loss) on  Investment     Investment       Total             End of
 April 30         of Period      Income(a)     Investments     Operations       Income      Distributions        Period
---------         ---------      ---------     ------------    ----------      ---------    -------------        ------
CAPITAL VALUE FUND
CLASS A
   2002             $3.34         $0.06           $0.34         $0.40           $(0.15)       $(0.15)            $3.59
   2001(c)           2.72          0.16            0.66          0.82            (0.20)        (0.20)             3.34
   2000              3.49          0.12           (0.84)        (0.72)           (0.05)        (0.05)             2.72
   1999              5.06          0.14           (1.40)        (1.26)           (0.31)        (0.31)             3.49
   1998              8.62          0.31           (2.91)        (2.60)           (0.96)        (0.96)             5.06
CLASS B
   2002             $3.33         $0.03           $0.34         $0.37           $(0.13)       $(0.13)            $3.57
   2001(c)           2.71          0.13            0.67          0.80            (0.18)        (0.18)             3.33
   2000              3.47          0.10           (0.86)        (0.76)           (0.00)**        --               2.71
   1999              4.99          0.11           (1.38)        (1.27)           (0.25)        (0.25)             3.47
   1998              8.45          0.25           (2.85)        (2.60)           (0.86)        (0.86)             4.99
CLASS C
   2002             $3.20         $0.03           $0.33         $0.36           $(0.13)       $(0.13)            $3.43
   2001(c)           2.61          0.14            0.63          0.77            (0.18)        (0.18)             3.20
   2000              3.32          0.09           (0.80)        (0.71)             --            --               2.61
   1999              4.80          0.10           (1.32)        (1.22)           (0.26)        (0.26)             3.32
   1998              8.31          0.23           (2.78)        (2.55)           (0.96)        (0.96)             4.80
CLASS R
   2002             $3.34         $0.15           $0.25         $0.40           $(0.16)       $(0.16)            $3.58
   2001(c)           2.71          0.16            0.68          0.84            (0.21)        (0.21)             3.34
   2000              3.48          0.14           (0.85)        (0.71)           (0.06)        (0.06)             2.71
   1999              5.05          0.15           (1.40)        (1.25)           (0.32)        (0.32)             3.48
   1998              8.62          0.33           (2.91)        (2.58)           (0.99)        (0.99)             5.05

                                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------------
                                                                Operating     Operating    Interest Expenses
                                                   Net          Expenses       Expenses     and Dividends
                                Net Assets      Investment      Before         Net of       on Securities
  Period                          End of        Income to       Waivers         Waivers       Sold Short      Portfolio
   Ended            Total         Period         Average       to Average     to Average       to Average      Turnover
 April 30         Return(b)     (in 000's)      Net Assets     Net Assets     Net Assets      Net Assets        Rate
  ------------     ------       ---------       ----------     ------------   ----------    --------------   ----------
CAPITAL VALUE FUND
CLASS A
   2002            12.18%        $47,547          1.63%          1.94%            1.75%            0.10%            0%
   2001(c)         31.23          33,852          5.02           2.06             1.87             0.05             5
   2000           (20.70)         39,112          3.82           2.01             2.01             0.28             0
   1999           (25.80)         59,246          3.31           1.47             1.47             0.72           465
   1998           (31.48)         64,452          4.49           1.35             1.35             0.24           359
CLASS B
   2002            11.31%        $12,843          0.82%          2.70%            2.51%            0.10%            0%
   2001(c)         30.36           8,639          4.27           2.81             2.62             0.05             5
   2000           (21.82)          7,936          3.04           2.78             2.78             0.28             0
   1999           (26.19)         13,752          2.46           2.21             2.21             0.85           465
   1998           (32.01)         26,235          3.74           2.10             2.10             0.24           359
CLASS C
   2002            11.33%         $5,468          0.86%          2.69%            2.50%            0.10%            0%
   2001(c)         30.50           3,874          4.27           2.81             2.62             0.05             5
   2000           (21.39)          2,366          3.07           2.71             2.71             0.28             0
   1999           (26.22)          5,014          2.54           2.18             2.18             0.78           465
   1998           (32.10)          8,029          3.70           2.08             2.08             0.21           359
CLASS R
   2002            12.16%            $ 9          4.10%          1.75%            1.56%            0.11%            0%
   2001(c)         32.12              48          5.27           1.81             1.62             0.05             5
   2000           (20.49)              5          4.13           1.61             1.61             0.23             0
   1999           (25.67)             29          3.56           1.24             1.24             0.72           465
   1998           (31.28)             28          4.73           1.11             1.11             0.26           359

--------------------------------
(a) Based on average shares outstanding.
(b) Total investment returns exclude the effects of sales loads and assume reinvestment of dividends and distributions.
(c) On May 23, 2000, Gabelli Funds, LLC became the investment adviser for the fund. Prior to May 23, 2000, Comstock Partners Inc.
    was the investment adviser for the fund.
**  Amount is less than $0.005 per share.

                See accompanying notes to financial statements.

COMSTOCK FUNDS, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Comstock Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Comstock Funds, Inc. (comprising, respectively, Comstock Strategy Fund and Comstock Capital Value Fund) (the "Funds") as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Comstock Funds, Inc. at April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.
                                           /S/ Ernst & Young
New York, New York
June 5, 2002

--------------------------------------------------------------------------------
                   2002 TAX NOTICE TO SHAREHOLDERS (Unaudited)
   For the fiscal year ended April 30, 2002, the Comstock Strategy Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.1140, $0.1237 and $0.0790 per share for Class A, Class O and Class C, respectively. For the fiscal year ended April 30, 2002, none of the ordinary income dividends qualifies for the dividend received deduction available to corporations.

   For the fiscal year ended April 30, 2002, the Comstock Capital Value Fund paid to shareholders, on December 27, 2001, an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.1587, $0.1497, $0.1314 and $0.1272 per share for Class R, Class A, Class
   B, and Class C, respectively. For the fiscal year ended April 30, 2002, none of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

   U.S. GOVERNMENT INCOME:

   The percentage of the ordinary income dividends paid by the Comstock Strategy and Capital Value Funds during fiscal year 2002 which was derived from U.S. Treasury securities was 100.00% and 78.16%, respectively. Such income is exempt from state and local tax in all states. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below. The Company's Statement of Additional Information includes additional information about Comstock Funds, Inc. Directors and is available, without charge, upon request, by calling 1-800-GABELLI (1-800-422-3554) or by writing to Comstock Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF     NUMBER OF
                           OFFICE AND PORTFOLIOS IN FUND
 NAME, POSITION(S)          LENGTH OF     COMPLEX
     ADDRESS1                 TIME      OVERSEEN BY         PRINCIPAL OCCUPATION(S)                            OTHER DIRECTORSHIPS
      AND AGE                SERVED2     DIRECTOR           DURING PAST FIVE YEARS                              HELD BY DIRECTOR
      -------                ------    -------------        ----------------------                              ----------------
INTERESTED DIRECTORS(3):
------------------------

CHARLES L. MINTER          Since 1987        2           Portfolio Manager, Gabelli Funds, LLC, since 2000;              --
Director and Co-Portfolio                                Prior to May 2000, Director, Chairman of the
Manager                                                  Board and Chief Executive Officer of Comstock
Age:  60                                                 Partners, Inc.; Prior to November 1996, Vice
                                                         Chairman, President and Secretary of Comstock
                                                         Partners, Inc.
HENRY G. VAN DER EB, CFA4  Since 2000        3           President and Chairman of the Gabelli Mathers Fund              --
Chairman of the Board                                    since 1999; Prior to October 1999, Chairman and Chief
Age: 57                                                  Executive Officer of Mathers Fund, Inc. and
                                                         President of Mathers and Company, Inc.
NON-INTERESTED DIRECTORS:
------------------------

M. BRUCE ADELBERG          Since 1995        2           Consultant, MBA Research Group since November                   --
Director                                                 1995; Director, Oakwood Counselors Inc. (investments)
Age:  65
ANTHONY J. COLAVITA        Since 2000       32           President and Attorney at Law in the law firm                   --
Director                                                 of Anthony J. Colavita, P.C.
Age: 66
VINCENT D. ENRIGHT         Since 2000        8           Former Senior Vice President and Chief                          --
Director                                                 Financial Officer of KeySpan Energy
Age: 58                                                  Corporation
ANTHONY R. PUSTORINO       Since 2000       16           Certified Public Accountant; Professor Emeritus,                --
Director                                                 Pace University
Age: 76
WERNER J. ROEDER, MD       Since 2000       26           Medical Director of Lawrence Hospital and                       --
Director                                                 practicing private physician
Age: 61
ROBERT M. SMITH            Since 1988        2           President and Director, Smith Advisors, Ltd.                    --
Director                                                 (investments) since November 1995
Age: 72

1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation.
3 "Interested person" of the Company as defined in the Investment Company Act of 1940. Messrs. Minter and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Company's investment adviser.
4  Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.

COMSTOCK FUNDS, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                             TERM OF     NUMBER OF
                           OFFICE AND PORTFOLIOS IN FUND
 NAME, POSITION(S)          LENGTH OF     COMPLEX
     ADDRESS1                 TIME      OVERSEEN BY         PRINCIPAL OCCUPATION(S)                            OTHER DIRECTORSHIPS
      AND AGE                SERVED2     DIRECTOR           DURING PAST FIVE YEARS                              HELD BY DIRECTOR
      -------                ------    -------------        ----------------------                              ----------------


OFFICERS:
---------

BRUCE N. ALPERT            Since 2000        --          Executive Vice President and Chief Operating                   --
Executive Vice President                                 Officer of Gabelli Funds, LLC since 1988 and
and Treasurer                                            an officer of all mutual funds advised by
Age: 50                                                  Gabelli Funds, LLC and its affiliates.
                                                         Director and President of Gabelli Advisers, Inc.
GUS A. COUTSOUROS          Since 2000        --          Vice President and Chief Financial Officer of Gabelli          --
Vice President and                                       Funds, LLC.  Prior to 1998, Treasurer of Lazard
Assistant Treasurer                                      Funds and Vice President of Lazard Freres & Co.
Age: 39

CAROLYN MATLIN             Since 1987        --          Vice President, Gabelli Funds, LLC, since 2000;                --
Vice President                                           Prior to 2000, Vice President of Comstock Partners, Inc.;
Age: 45                                                  Head Trader and Secretary of the Company

JAMES E. MCKEE             Since 2000        --          Vice President, General Counsel and Secretary                  --
Secretary                                                of Gabelli Asset Management Inc. since 1999
Age: 38                                                  and GAMCO Investors, Inc. since 1993; Secretary
                                                         of all mutual funds advised by Gabelli Advisers,
                                                         Inc. and Gabelli Funds, LLC

MARTIN WEINER              Since 1995        --          Portfolio Manager, Gabelli Funds, LLC, since 2000;             --
President and                                            President and Co-Portfolio Manager of The Comstock
Co-Portfolio Manager                                     Capital Value Fund and The Comstock Strategy Fund
Age:  68                                                 since 1999; Prior to 1999, Research Analyst for Comstock
                                                         Partners, Inc.

1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Company's By-Laws and Articles of Incorporation.

     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

     We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              COMSTOCK FUNDS, INC.
                             Comstock Strategy Fund
                           Comstock Capital Value Fund
                              One Corporate Center
                            Rye, New York 10580-1422
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  (Net Asset Value may be obtained daily by calling
                           1-800-GABELLI after 6:00 P.M.)

                    BOARD OF DIRECTORS

M. Bruce Adelberg               Anthony R. Pustorino
CONSULTANT                      CERTIFIED PUBLIC ACCOUNTANT
MBA RESEARCH GROUP              PROFESSOR EMERITUS
                                PACE UNIVERSITY

Anthony J. Colavita             Werner J. Roeder, MD
ATTORNEY-AT-LAW                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.       LAWRENCE HOSPITAL

Vincent D. Enright              Robert M. Smith
FORMER SENIOR VICE PRESIDENT    PRESIDENT AND DIRECTOR
AND CHIEF FINANCIAL OFFICER     SMITH ADVISORS, LTD.
KEYSPAN ENERGY CORP.

Charles L. Minter               Henry G. Van der Eb
FORMER CHAIRMAN AND             CHAIRMAN OF
CHIEF EXECUTIVE OFFICER         THE COMSTOCK FUNDS, INC.
COMSTOCK PARTNERS, INC.         AND THE GABELLI MATHERS FUND

                         OFFICERS

Henry G. Van der Eb             Martin Weiner, CFA
CHAIRMAN                        PORTFOLIO MANAGER
                                AND PRESIDENT

Bruce N. Alpert                 Charles L. Minter
EXECUTIVE VICE PRESIDENT        PORTFOLIO MANAGER
AND TREASURER                   AND DIRECTOR

Gus Coutsouros                  Carolyn Matlin
VICE PRESIDENT                  VICE PRESIDENT

James E. McKee
SECRETARY
                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

COMSTOCK
FUNDS,
INC.

Comstock Strategy Fund
Comstock Capital Value Fund

--------------------------------------------------------------------------------
This report is submitted for the general information of The Comstock Funds, Inc. and is not authorized for use in connection with an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a current prospectus.
--------------------------------------------------------------------------------

GABCOMAR02SR

                                                                  ANNUAL REPORT
                                                                 APRIL 30, 2002